Customer deposits	12 Months Ended
Dec. 31, 2013
Customer deposits [Abstract]
Customer deposits

13. Customer deposits

Customer deposits consisted of amounts received from customers for the pre-sale of residential units in the PRC.

	December 31, 2012	December 31, 2013
	US$	US$
Advances for real estate property under development	881,684,760	846,248,749
Add: (decrease)/ increase in revenue recognized in excess of amounts received from customers	(18,022,093)	4,120,798
Less: recognized as progress billings (see Note 3)	(813,462,059)	(775,084,144)

Total net balance	50,200,608	75,285,403

Customer deposits are typically funded up to 40% - 80% by mortgage loans made by banks to the customers. Until the customer obtains legal title to the property, the banks have a right to seek reimbursement from the Group for any defaults by the customers. The Group holds certain cash balances in restricted deposit accounts at the relevant banks (see Note 2 (f)). The Group, in turn, has a right to withhold transfer of title to the customer until outstanding amounts are fully settled.